Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Lease	A summary of supplemental information related to the operating lease as of December 31, 2023 is as follows:
	As of December 31,
	2022	2023
Right-of-use assets	$645,090	$737,865

Operating lease liabilities, current portion	$555,869	$268,265
Operating lease liabilities, non-current portion	-	449,908
Total operating lease liabilities	$555,869	$718,173
Weighted average remaining lease term	0.67 year	2.45 year
Weighted average discount rate	7.46%	12.00%

Schedule of Operations and Comprehensive Income/(Loss) and Supplemental Cash Flow Information	A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss and supplemental cash flow information related to operating leases is as follows:
	For the years ended December 31,
	2021	2022	2023
Operating lease cost	$1,008,004	$1,074,930	$813,944
Short-term lease cost	62,905	47,424	56,731
Total	$1,070,909	$1,122,354	$870,675
Cash paid for operating leases	1,008,004	897,216	780,718

Schedule of Future Lease Payments Under Lease Liabilities	Future lease payments under lease liabilities as of December 31, 2023 were as follows:
As of
December 31, 2023
Within one year	$337,194
One to two years	487,732
Total operating lease payments	824,926
Less: Imputed interest	(106,753)
Present value of operating lease liabilities	$718,173